Prepaid and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid and Other Current Assets [Abstract]
Schedule of prepaid and other current assets
	June 30,	December 31,
	2022	2021
Prepaid insurance	$361,185	$743,750
Other prepaid expense	31,665	12,590
Security deposit	29,240	13,485
	$422,090	$769,825